Item 1. Schedule of Investments


T. Rowe Price Short-Term Bond Fund
(Unaudited)
August 31, 2004
PORTFOLIO OF INVESTMENTS (1)                         $ Par/Shares     Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  46.1%
 Banking and Finance  16.0%
 ABN AMRO Bank (Chicago), 7.25%, 5/31/05                3,620          3,740
                $
 AIG Sunamerica Global Financing XII, 144A, 5.30%,      3,450          3,639
5/30/07

 Allstate Financial Global Funding, 144A, 5.25%,        4,500          4,733
2/1/07

 AT&T Capital Corporation, 6.60%, 5/15/05               1,110          1,144


 Bank of America, 5.25%, 2/1/07                         9,000          9,414

 Bank of New York, 2.20%, 5/12/06                       6,000          5,957


 Bank One Corp., 6.50%, 2/1/06                          3,000          3,165


 CIT Group
 4.125%, 2/21/06                                        5,162          5,275


 5.50%, 11/30/07                                        3,000          3,174


 Citigroup
 4.125%, 6/30/05                                        3,000          3,044


 5.75%, 5/10/06                                         6,000          6,301


 Countrywide Home Loans, 5.50%, 2/1/07                  7,000          7,374


 Developers Diversified Realty, 3.875%, 1/30/09         5,000          4,915


 EOP Operating Limited Partnership, 8.375%, 3/15/06     6,000          6,499


 Fifth Third Bank, 2.70%, 1/30/07                       10,000         9,972


 First Union, 7.55%, 8/18/05                            4,750          4,987


 Goldman Sachs Group, VR, 1.735%, 7/2/07                9,000          8,992


 Greenpoint Financial, 3.20%, 6/6/08                    5,000          4,896


 HBOs Treasury Services, 144A, 3.125%, 1/12/07          8,000          8,031


 Household Finance, 5.75%, 1/30/07                      4,330          4,596


 ING Security Life Instl, 144A, 2.70%, 2/15/07          9,000          8,933


 International Lease Finance, 3.75%, 8/1/07             7,500          7,557


 JP Morgan Chase, 3.125%, 12/11/06                      5,800          5,831


 Keycorp, 6.75%, 3/15/06                                1,850          1,966


 Landwirtschaftliche Rentenbank, 3.75%, 6/15/09         10,000         10,033


 Lehman Brothers, 6.25%, 5/15/06                        5,500          5,817


 Marsh & McLennan, 3.625%, 2/15/08                      4,810          4,819

 Marshall & Ilsley Bank
 2.625%, 2/9/07                                         3,000          2,991


 4.125%, 9/4/07                                         2,160          2,218


 Massmutual Global Funding, 144A, 3.25%, 6/15/07        6,430          6,435


 Merrill Lynch
 7.00%, 3/15/06                                         225            240


VR, 4.21%, 3/2/09                                       7,000        6,895

 Midland Bank, 7.625%, 6/15/06                          4,300        4,658

 Morgan Stanley Dean Witter, 6.10%, 4/15/06             6,700        7,067

 National City Bank of Indiana, 2.375%, 8/15/06         5,000        4,993

 National Rural Utilities, 6.00%, 5/15/06               6,000        6,319

 Regions Bank, 2.90%, 12/15/06                          5,635        5,621

 Saint Paul Travelers Companies, 5.75%, 3/15/07         2,475        2,610

 SLM Corporation, VR, 4.18%, 4/1/09                     10,000      10,028

 Swedish Export Credit, 2.875%, 1/26/07                 6,015        6,021

 Travelers Property Casualty, 3.75%, 3/15/08            1,770        1,779

 U.S. Bank
 2.85%, 11/15/06                                        9,000        8,985

 2.87%, 2/1/07                                          3,000        2,988

 Wachovia
 7.45%, 7/15/05                                         2,000        2,087

 VR, 1.51%, 7/20/07                                     3,000        2,999

 Zions Bancorporation, 2.70%, 5/1/06                    4,800        4,798

                                                                   244,536

 Consumer Products and Services  7.6%
 Abbott Laboratories, 5.625%, 7/1/06                    4,225        4,445

 AOL Time Warner, 6.125%, 4/15/06                       6,650        6,983

 Brown-Forman, 2.125%, 3/15/06                          9,000        8,945

 Bunge Limited Finance, 4.375%, 12/15/08                5,950        6,015

 Cargill, 144A, 6.25%, 5/1/06                           6,500        6,867

 Clear Channel Communications, 6.00%, 11/1/06           6,578        6,937

 Comcast Cable, 8.375%, 5/1/07                          6,000        6,728

 Dayton Hudson Corporation, 7.50%, 7/15/06              2,500        2,717

 Diageo, 3.50%, 11/19/07                                5,000        5,024

 Disney, 6.75%, 3/30/06                                 6,000        6,357

 Gillette, 3.50%, 10/15/07                              6,250        6,258

 IBM, 2.375%, 11/1/06                                   5,500        5,455

 Kraft Foods, 4.625%, 11/1/06                           4,850        5,006

 Kroger, 7.80%, 8/15/07                                 5,000        5,556

 McCormick
 3.35%, 4/15/09                                         5,000        4,921

 6.40%, 2/1/06                                          3,400        3,578

 Motorola, 5.80%, 10/15/08                             5,750         6,134

Newell Rubbermaid, 2.00%, 5/1/05                       1,515         1,509

 Pfizer, 2.50%, 3/15/07                                6,000         5,917

 Ralcorp Holdings, 8.75%, 9/15/04                      5,500         5,512

 Viacom, 6.40%, 1/30/06                                4,440         4,675

                                                                   115,539

 Energy  2.2%
 BP Canada Finance, 3.375%, 10/31/07                   5,700         5,725

 Conocophillips, 3.625%, 10/15/07                      6,350         6,411

 Devon Energy, 2.75%, 8/1/06                           4,600         4,578

 Halliburton, 144A, VR, 2.41%, 1/26/07                 4,000         3,999

 Pemex Project Funding Master Trust, 144A, VR, 2.70%,  7,000         7,094
6/15/10
 Smith International, 7.00%, 9/15/07                   5,000         5,492

                                                                    33,299

 Industrial  5.8%
 Alcoa, 4.25%, 8/15/07                                 2,475         2,548

 American Honda Finance, 144A, 2.875%, 4/3/06          4,400         4,415

 Caterpillar Financial Services
 2.35%, 9/15/06                                        6,500         6,440

 2.625%, 1/30/07                                       3,500         3,470

 Daimler Chrysler North America, 6.90%, 9/1/04         5,000         5,000

 Dow Chemical, 7.00%, 8/15/05                          6,000         6,261

 Ford Motor Credit, 6.50%, 1/25/07                     3,750         3,987

 General Electric, VR, 1.22%, 10/24/05                 2,665         2,666

 General Electric Capital, 5.00%, 6/15/07              6,000         6,300

 General Motors Acceptance Corp., 6.75%, 1/15/06       7,000         7,343

 Hertz, VR, 2.38%, 8/5/08                              2,250         2,249

 Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07        4,500         4,905

 John Deere Capital, 3.90%, 1/15/08                    4,000         4,061

 Lennar, VR, 2.30%, 3/19/09                            5,000         4,999

 Meadwestvaco, 2.75%, 12/1/05                          3,700         3,694

 Northrop Grumman, 8.625%, 10/15/04                    5,550         5,591

 Praxair, 4.75%, 7/15/07                               4,000         4,164

 Sealed Air, 144A, 5.375%, 4/15/08                     6,000         6,254

 United Technologies, 6.625%, 11/15/04                 3,250         3,281

 Weyerhaeuser, 5.50%, 3/15/05                          1,500         1,525

                                                                    89,153

Media and Communications  5.8%
 Alltel, 6.75%, 9/15/05                                3,750         3,921

 America Movil, 144A, VR, 2.285%, 4/27/07              5,000         4,998

 Bellsouth, 5.00%, 10/15/06                            4,800         5,009

 British Telecommunications, STEP, 7.875%, 12/15/05    8,000         8,523

 Cox Enterprises, 144A, 4.375%, 5/1/08                 6,150         6,008

 Deutsche Telekom International Finance, 3.875%,       6,000         6,030
7/22/08
 France Telecom, STEP, 8.20%, 3/1/06                   8,600         9,246

 Liberty Media, VR, 3.02%, 9/17/06                     5,000         5,063

 SBC Communications, 5.75%, 5/2/06                     5,000         5,241

 Sprint Capital, 6.00%, 1/15/07                        5,600         5,943

 Telefonica Europe, 7.35%, 9/15/05                     3,000         3,151

 Telefonos De Mexico, 4.50%, 11/19/08                  3,545         3,550

 Telus, 7.50%, 6/1/07                                  5,000         5,488

 U.S. West Communications, 7.20%, 11/1/04              3,500         3,500

 Verizon Global Funding, 6.125%, 6/15/07               5,000         5,385

 Verizon Wireless, 5.375%, 12/15/06                    7,600         8,004

                                                                    89,060

 Transportation Services  0.7%
 ERAC USA Finance, 144A, 6.625%, 2/15/05 ++             5,665        5,768

 Union Pacific, 5.75%, 10/15/07                        4,000         4,260

                                                                    10,028

 Utilities  8.0%
 Alabama Power, 5.49%, 11/1/05                         4,250         4,400

 Appalachian Power, VR, 1.93%, 6/29/07                 3,350         3,350

 Arizona Public Service, 7.625%, 8/1/05                5,000         5,204

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        2,370         2,530

 CINergy, 6.25%, 9/1/04                                3,900         3,900

 Consumers Energy Group, 6.00%, 3/15/05                2,150         2,154

 Dominion Resources, 7.625%, 7/15/05                   3,000         3,135

 Duke Capital, 4.302%, 5/18/06                         6,500         6,604

 Energy East, 5.75%, 11/15/06                          5,750         6,064

 Entergy Gulf States, 5.20%, 12/3/07                   5,310         5,354

 FirstEnergy, 5.50%, 11/15/06                          3,175         3,319

 Niagara Mohawk Power, 5.375%, 10/1/04                 5,250         5,261

 Nisource Finance Corp, VR, 1.929%, 5/4/05             6,000         5,997

 Panhandle Eastern Pipeline, 2.75%, 3/15/07            6,000         5,890

Pepco Holdings, 5.50%, 8/15/07                         5,000         5,264

 PG&E, VR, 2.30%, 4/3/06                               5,810         5,818

 Pinnacle West Capital, 6.40%, 4/1/06                  3,300         3,458

 PPL Capital Funding, 4.33%, 3/1/09                    5,000         4,995

 PSEG Power, 6.875%, 4/15/06                           5,345         5,669

 Sempra Energy, VR, 2.21%, 5/21/08                     8,950         8,949

 Southern California Edison, 8.00%, 2/15/07            7,000         7,794

 Texas-New Mexico Power, 6.125%, 6/1/08                3,650         3,818

 TXU Energy
 6.125%, 3/15/08                                       2,900         3,106

 VR, 2.38%, 1/17/06                                    2,335         2,334

 Westar Energy, 7.875%, 5/1/07                         5,055         5,610

 Western Power Distribution Holdings, 144A, 6.875%,    2,700         2,826
12/15/07
                                                                     122,803

 Total Corporate Bonds and Notes (Cost  $699,890)                    704,418

 ASSET-BACKED SECURITIES  15.2%
 Aesop Funding II, Series 2003-5A, Class A1, 144A,     6,350         6,326
2.78%, 12/20/07
 American Express, Series 2004-1, 144A, VR, 1.93%,     4,500         4,500
9/15/11
 Bank One Auto Securitization, Series 2003-1
 Class A3, 1.82%, 9/20/07                              9,850         9,781

 BMW Vehicle Owner Trust, Series 2003-A
 Class A3, 1.94%, 2/25/07                              8,750         8,744

 Capital Auto Receivables Asset Trust
 Series 2002-2, Class A4, 4.50%, 10/15/07              3,000         3,047

 Series 2002-2, Class CERT, 4.18%, 10/15/07            933           942

 Series 2004-1, Class A4, 2.64%, 11/17/08              9,000         8,900

 Series 2004-1, Class CTF, 2.84%, 9/15/10              7,000         6,915

 Capital One Master Trust, Series 1998-1, Class A,     9,000         9,905
6.31%, 6/15/11
 Chase Manhattan Auto Owner Trust, Series 2001-B,
Class CTFS,
 3.75%, 5/15/08                                        556           560

 CIT RV Trust
 Series 1997-A, Class A6, 6.35%, 4/15/11               165           166

 Series 1998-A, Class A4, 6.09%, 2/15/12               744           748

 Citibank Credit Card Issuance Trust
 Series 2004-C1, Class C1, VR, 2.013%, 7/15/13         11,000        11,003

 Series 2000-A3, Class A3, 6.875%, 11/15/09            3,700         4,106

 Series 2001-A6, Class A6, 5.65%, 6/16/08              7,000         7,363

Comed Transitional Funding Trust, Series 1998-1
 Class A5, 5.44%, 3/25/07                              1,957         1,978

 CPL Transition Funding, Series 2002-1, Class A1,      1,310         1,318
3.54%, 1/15/07
 GS Auto Loan Trust
 Series 2004-1, Class A3, 2.13%, 11/15/07              3,000         2,991

 Series 2004-1, Class C, 2.68%, 5/15/11                6,000         5,971

 Harley-Davidson Motorcycle Trust
 Series 2001-CTFS, Class 1B, 5.29%, 1/15/09            812           829

 Series 2003-3, Class A2, 2.76%, 5/15/11               4,700         4,696

 Series 2004-1, Class B, 2.00%, 11/15/11               4,425         4,357

 Hertz Vehicle Financing, Series 2004-1
 Class A2, 144A, 2.38%, 5/25/08                        12,500        12,284

 Honda Auto Receivables, Series 2003-5, Class A4,      9,125         9,113
2.96%, 4/20/09
 Household Affinity Credit Card, Series 2003-1
 Class A, 1.227%, 2/15/10                              5,000         5,013

 Hyundai Auto Receivables Trust
 Series 2003-A, Class C, 3.19%, 10/15/10               1,225         1,226

 Series 2003-A, Class B, 2.99%, 10/15/10               3,275         3,265

 John Deere Owner Trust
 Series 2001-A, Class A4, 3.78%, 9/15/08               5,093         5,104

 Series 2003-A, Class A3, 1.79%, 4/16/07               2,000         1,988

 MBNA Credit Card Master Note Trust
 Series 2001-1, Class C, VR, 2.43%, 10/15/08           6,000         6,061

 Series 2003-2, Class C, 2.707%, 6/15/10               5,000         5,161

 MBNA Master Credit Card Trust
 Series 2000-C, Class A, 1.32%, 9/15/09                10,600        10,644

 Series 1999-M, Class A, 6.60%, 4/16/07                1,150         1,161

 Morgan Stanley Auto Loan Trust, Series 2004-HB1
 Class C, VR, 2.88%, 10/15/11                          5,000         4,996

 Navistar, VR, 1.58%, 4/15/08                          10,000        10,032

 Nissan Auto Receivables Owner Trust,
 Series 2002-A, Class A4, 4.28%, 10/16/06              1,000         1,014

 Series 2004-A, Class A4, 2.76%, 7/15/09               9,000         8,783

 Regions Auto Receivables Trust, 2.63%, 1/16/07        3,354         3,363

 Reliant Energy Transition Bond Trust, Series 2001-1
 Class A1, 3.84%, 9/15/07                              3,609         3,654

 SSB Auto Loan Trust, Series 2002-1, Class C, 4.13%,   1,033         1,038
2/15/09
 USAA Auto Owner Trust, Series 2003-1, Class A3,       10,000        9,961
1.58%, 6/15/07
 WFS Financial Owner Trust, Series 2004-2
 Class C, 3.20%, 11/21/11                              12,500        12,603

World Financial Network, Series 2003-A
 Class A2, VR, 1.75%, 5/15/12                          10,000        10,045

 Total Asset-Backed Securities (Cost  $231,724)                      231,655

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  14.2%
 U.S. Government Agency Obligations o  13.7%
 Federal Home Loan Mortgage
 4.50%, 10/1/07                                        7,403         7,592

 5.00%, 10/1 - 11/1/18                                 25,599        26,134

 10.00%, 6/1 - 10/1/05                                 2             3

 10.75%, 12/1/09                                       24            26

 CMO
 2.37%, 12/15/09                                       12,000        11,928

 3.32%, 12/15/11                                       3,000         2,934

 4.00%, 1/15/22                                        9,000         9,091

 4.105%, 10/27/31                                      3,734         3,754

 4.50%, 2/15/13                                        9,722         9,880

 5.00%, 1/15/19                                        12,000        12,418

 6.00%, 1/15/08                                        190           190

 6.50%, 8/15/23                                        1,581         1,632

 IO, 4.50%, 5/15/16 - 4/15/18                          5,700         873

 Federal National Mortgage Assn.
 4.50%, 5/1/18                                         8,922         8,950

 5.00%, 1/1/09 - 11/1/18                               10,680        10,912

 5.50%, 5/1/16 - 6/1/34                                51,468        53,429

 6.00%, 7/1 - 11/1/13                                  252           266

 9.00%, 5/1/05                                         25            25

 ARM
 2.805%, 11/1/21                                       107           108

 2.958%, 10/1/17                                       26            26

 2.983%, 3/1/20                                        17            18

 3.00%, 11/1/17                                        25            25

 3.008%, 12/1/17 - 11/1/20                             106           107

 3.009%, 7/1/27                                        166           169

 3.02%, 3/1/19                                         3             3

 3.052%, 12/1/16 - 8/1/20                              7             7

 3.058%, 3/1/18                                        7             7

3.076%, 5/1/17                                         60            61

 3.817%, 10/1/33                                       13,765        13,959

 4.394%, 12/1/32                                       8,448         8,541

 4.75%, 6/1 - 7/1/18                                   22            22

 4.933%, 5/1/24                                        31            32

 5.516%, 1/1/19                                        147           151

 CMO
 3.50%, 4/25/13                                        10,000        10,073

 4.50%, 6/25/13                                        12,000        12,141

 5.50%, 3/25/30                                        228           228

 6.00%, 6/25/16                                        335           342

 9.00%, 1/25/08                                        1,007         1,062

 TBA, 5.50%, 1/1/33                                    1,913         1,945

                                                                     209,064

 U.S. Government Obligations 0.5% Government National Mortgage Assn.
 6.00%, 7/15/17                                        2,936         3,108

 7.00%, 9/15/12 - 12/15/13                             3,379         3,619

 8.00%, 5/15/07                                        71            74

 8.50%, 2/15/05 - 3/15/06                              27            27

 9.00%, 12/15/05 - 2/15/06                             24            24

 9.50%, 4/15/05 - 10/15/09                             3             4

 10.00%, 11/15/09 - 10/15/21                           92            104

 10.50%, 11/15/15                                      26            29

 11.00%, 4/20/14                                       2             2

 11.25%, 7/15 - 8/15/13                                36            41

 11.50%, 3/15/10 - 12/15/15                            408           469

 11.75%, 8/15 - 9/15/13                                109           126

                                                                     7,627

 Total U.S. Government & Agency Mortgage-Backed                      216,691
Securities (Cost  $215,541)
 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.4% Banc of America Commercial Mortgage
 Series 2003-1, Class A1, 3.878%, 9/11/36              4,605         4,599

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.356%, 1/25/34    9,656         9,665

 Series 2004-A, Class 2A2, CMO, VR, 4.18%, 2/25/34     5,532         5,488

Bankboston Home Equity Loan Trust
 Series 1998-2, Class A6, 6.64%, 12/25/28              5,000         5,296

 Chase Funding Mortgage Loan
 Series 2002-4, Class IIA 1, VR, 1.985%, 10/25/32      4,902         4,911

 Countrywide Asset-Backed Certificates,
 Series 2004-6, Class 2A2, 1.64%, 11/25/34             6,500         6,505

 Series 2004-7, Class2AV2, VR, 2.00%, 10/25/32         3,085         3,085

 Countrywide Home Loans, Series 2003-60
 Class 3A-1, CMO, VR, 5.206%, 2/25/34                  9,093         9,116

 DLJ Commercial Mortgage, Series 1999-CG2
 Class A1B, CMO, VR, 7.30%, 6/10/32                    4,200         4,778

 GMAC Commercial Mortgage Securities, CMO, 6.15%,      943           961
5/15/35
 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 10/8/08      7,500         7,591

 Morgan Stanley Dean Witter, Series 2002-TOP7
 Class A1, CMO, 5.38%, 1/15/39                         5,104         5,363

 Prudential Securities Secured Financing
 Series 1999-NRF1, Class A1, CMO, 6.074%, 1/15/08      306           316

 Residential Asset Mortgage Products, Series 2003-RZ2
 Class A1, CMO, VR, 3.60%, 4/25/33                     6,603         6,643

 Ryland Mercury Savings Trust, VR, 3.346%, 10/25/18    21            20

 Sovereign Bank Home Equity Loan Trust, Class A6,      557           596
7.25%, 2/25/15
 Washington Mutual, Series 2004-AR1
 Class A, CMO, VR, 4.229%, 3/25/34                     7,464         7,419

 Total Non-U.S. Government Mortgage-Backed Securities                82,352
(Cost  $82,513)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 9.7% U.S. Government Agency Obligations o 4.0% Federal Home Loan Mortgage
 2.75%, 3/15/08                                        4,500         4,425

 2.875%, 9/15/05                                       20,000        20,153

 Federal National Mortgage Assn.
 2.50%, 6/15/06                                        10,000        9,992

 3.25%, 8/15/08                                        14,183        14,111

 VR, 4.192%, 2/17/09                                   12,100        12,226

                                                                     60,907

 U.S. Treasury Obligations  5.7%
 U.S. Treasury Notes
 1.50%, 7/31/05                                        11,800        11,752

1.625%, 1/31 - 4/30/05 ++                              75,000        74,949

                                                                     86,701

 Total U.S. Government & Agency Obligations (excluding
Mortgage-Backed)
 (Cost  $147,406)                                                    147,608

 SHORT-TERM INVESTMENTS  9.4%
 Money Market Funds  9.4%
 T. Rowe Price Reserve Investment Fund, 1.51% #        143,637       143,637

 Total Short-Term Investments (Cost  $143,637)                       143,637

 FUTURES CONTRACTS  (0.1%)
 Variation margin receivable (payable) on open futures               (213)
contracts (2)
 Total Futures Contracts                                             (213)

 Total Investments in Securities
 99.9% of Net Assets (Cost $1,520,711)                 $             1,526,148


 (2) Open Futures Contracts at August 31,
2004 were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                           Expiration  Value        Gain (Loss)
 Short, 650 U.S. Treasury 5 year contracts,
 $1,000 par of 1.625% U.S Treasury Notes
 pledged as initial margin                  12/04        $(71,937)   $ (325)
 Net payments (receipts) of variation margin to date                    112
 Variation margin receivable (payable)
 on open futures contracts                                            $(213)


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/-  The issuer is a publicly-traded company that operates
      under a
      congressional charter; its securities are neither issued
      nor
      guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.
 ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $5,768 and represents 0.4% of net assets
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $110,545 and represents 7.2% of net assets
 CMO  Collateralized Mortgage Obligation
 IO   Interest Only security for which the fund receives interest on notional
      principal (par)
 STEP Stepped coupon bond for which the coupon rate of interest will
      adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward
      commitment
      basis
 VR   Variable Rate




The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Bond Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At August 31, 2004, the cost of investments for federal income tax purposes was $1,520,711,000. Net unrealized gain aggregated $5,325,000 at period-end, of which $10,764,000 related to appreciated investments and $5,439,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004


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